Derivative financial liability – current (Details Narrative) - Warrants [member] - £ / shares	Oct. 31, 2019	May 30, 2020
IfrsStatementLineItems [Line Items]
Number of warrants issued	3,150,000
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price		£ 2.05
Top of range [member]
IfrsStatementLineItems [Line Items]
Share price		£ 2.0625